16. Convertible Notes And Warrants Derivative Financial Instruments (Details 1) (CNY)	12 Months Ended
Dec. 31, 2012
Amount of Gain (Loss) Recognized in Income Statement	3,168
Embedded Derivative [Member]
Amount of Gain (Loss) Recognized in Income Statement	3,168